Derivative liabilities - Fair value of option grants relating to warrants (Details)	9 Months Ended
	May 31, 2025 $ / shares shares	Jan. 14, 2025 $ / shares	Jan. 14, 2025 $ / shares	Sep. 16, 2024 $ / shares	Sep. 16, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares	Nov. 23, 2020 $ / shares
Derivative liabilities
Exercise price of warrants | (per share)		$ 15	$ 20.64	$ 112.5	$ 154.78	$ 1,417.5	$ 1,950.2	$ 1,417.5	$ 2,046.59	$ 5,467.5	$ 7,344	$ 5,467.5	$ 7,249.5	$ 5,467.5	$ 7,222.5	$ 5,683.5	$ 7,614	$ 5,683.5	$ 7,654.5	$ 5,683.5	$ 7,600.5	$ 10,800	$ 14,858.64	$ 16,875	$ 23,216.63
January 19, 2023
Derivative liabilities
Original Exercise price	$ 7,600.5
Market price of warrant options	$ 7,600.5
Expected volatility (%)	100.00%
Risk-free interest rate (%)	3.40%
Expected life (years)	3 years
Exercise price of warrants	$ 1,950.2
Number of warrants outstanding | shares	412
Weighted average remaining contractual life (years)	7 months 20 days
February 17, 2023
Derivative liabilities
Original Exercise price	$ 7,654.5
Market price of warrant options	$ 8,167.5
Expected volatility (%)	100.00%
Risk-free interest rate (%)	4.00%
Expected life (years)	3 years
Exercise price of warrants	$ 1,950.2
Number of warrants outstanding | shares	353
Weighted average remaining contractual life (years)	8 months 19 days
April 19, 2023
Derivative liabilities
Original Exercise price	$ 7,614
Market price of warrant options	$ 7,492.5
Expected volatility (%)	75.00%
Risk-free interest rate (%)	3.90%
Expected life (years)	3 years
Exercise price of warrants	$ 1,950.2
Number of warrants outstanding | shares	283
Weighted average remaining contractual life (years)	10 months 17 days
June 16, 2023
Derivative liabilities
Original Exercise price	$ 7,222.5
Market price of warrant options	$ 7,425
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.10%
Expected life (years)	3 years
Exercise price of warrants	$ 1,950.2
Number of warrants outstanding | shares	367
Weighted average remaining contractual life (years)	1 year 14 days
August 2, 2023
Derivative liabilities
Original Exercise price	$ 7,249.5
Market price of warrant options	$ 6,885
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years)	3 years
Exercise price of warrants	$ 1,950.2
Number of warrants outstanding | shares	368
Weighted average remaining contractual life (years)	1 year 2 months 1 day
September 20, 2023
Derivative liabilities
Original Exercise price	$ 7,344
Market price of warrant options	$ 5,940
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years)	3 years
Exercise price of warrants	$ 1,950.2
Number of warrants outstanding | shares	277
Weighted average remaining contractual life (years)	1 year 3 months 21 days
January 14, 2025
Derivative liabilities
Original Exercise price	$ 20.64
Market price of warrant options	$ 19.74
Expected volatility (%)	99.00%
Risk-free interest rate (%)	4.40%
Expected life (years)	5 years 6 months
Exercise price of warrants	$ 20.64
Number of warrants outstanding | shares	235,320
Weighted average remaining contractual life (years)	5 years 1 month 17 days